Securities	12 Months Ended
Sep. 30, 2011
Securities [Abstract]
Securities
3.	SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at September 30, 2011 and 2010.  The majority of the MBS and investment securities portfolios are composed of securities issued by GSEs.

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

	September 30, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$50,151	$104	$--	$50,255
Municipal bonds	2,649	170	--	2,819
Trust preferred securities	3,721	--	925	2,796
MBS	952,621	51,881	6	1,004,496
	1,009,142	52,155	931	1,060,366

HTM:
GSE debentures	1,208,829	4,441	--	1,213,270
Municipal bonds	67,957	2,654	1	70,610
MBS	603,368	26,209	3	629,574
	1,880,154	33,304	4	1,913,454
	$2,889,296	$85,459	$935	$2,973,820

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at September 30, 2011 and 2010 was reported and the continuous unrealized loss position for at least 12 months or less than 12 months as of September 30, 2011 and 2010.

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

	September 30, 2010
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	--	$--	$--	--	$--	$--
Trust preferred securities	--	--	--	1	2,796	925
MBS	4	1,678	5	3	359	1
	4	$1,678	$5	4	$3,155	$926

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	1	878	1
MBS	1	48,392	3	--	--	--
	1	$48,392	$3	1	$878	$1

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporary impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2011 and 2010 are primarily a result of increases in market yields from the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the impairment is also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management neither intends to sell the securities, nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.

The amortized cost and estimated fair value of securities by remaining contractual maturity without consideration for call features or pre-refunding dates as of September 30, 2011 are shown below.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to call or prepay obligations, generally without penalties.  As of September 30, 2011, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled $869.2 million.  Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments. Issuers of certain investment securities have the right to call and prepay obligations with or without prepayment penalties.

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)
One year or less	$301,992	$302,329	$1,729	$1,745	$303,721	$304,074
One year through five years	447,564	449,236	663,871	668,228	1,111,435	1,117,464
Five years through ten years	159,505	172,066	492,407	513,849	651,912	685,915
Ten years and thereafter	534,468	562,808	1,212,110	1,250,570	1,746,578	1,813,378
	$1,443,529	$1,486,439	$2,370,117	$2,434,392	$3,813,646	$3,920,831

The following table presents the carrying value of the MBS in our portfolio by issuer as of the dates indicated.

	At September 30,
	2011	2010
	(Dollars in thousands)
FNMA	$1,384,396	$890,216
FHLMC	823,728	712,253
GNMA	202,340	2,452
Private Issuer	1,612	2,943
	$2,412,076	$1,607,864

The following table presents the taxable and non-taxable components of interest income on investment securities for the fiscal years ended September 30, 2011, 2010, and 2009.

	For the Year Ended
	September 30,
	2011	2010	2009
	(Dollars in thousands)
Taxable	$17,180	$13,547	$3,526
Non-taxable	1,897	2,135	2,007
	$19,077	$15,682	$5,533

The following table summarizes the amortized cost and estimated fair value of securities pledged as collateral as of the dates indicated.

	September 30,
	2011		2010
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)
Repurchase agreements	$571,016	$597,286	$671,852	$709,919
Retail deposits	44,429	44,991	--	--
Public unit deposits	116,472	124,785	120,241	128,621
Federal Reserve Bank	26,666	27,939	34,720	36,363
	$758,583	$795,001	$826,813	$874,903

During fiscal year 2010, the Bank swapped originated fixed-rate mortgage loans with the FHLMC for MBS ("loan swap transaction").  The $192.7 million of MBS received, at amortized cost, in the loan swap transaction were classified as trading securities prior to their subsequent sale by the Bank.  Proceeds from the sale of these securities were $199.1 million, resulting in a gross realized gain of $6.5 million.  The gain is included in gain on securities, net in the consolidated statements of income for the year ended September 30, 2010.  All other dispositions of securities during 2011, 2010, and 2009 were the result of principal repayments or maturities.